[SUTHERLAND ASBILL & BRENNAN LLP]

MARY E. THORNTON
DIRECT LINE: 203.383.0698
Internet: mary.thornton@sablaw.com

June 7, 2006

VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Teachers Insurance and Annuity Association of America
TIAA-CREF Separate Account VA-3

Commissioners:

     On behalf of Teachers Insurance and Annuity Association of America (the “Company”) and TIAA-CREF Separate Account VA-3 (the “Separate Account”), we are hereby electronically transmitting for filing under the Securities Act of 1933, as amended, an initial Registration Statement on Form N-4 (the “Registration Statement”) for certain interests in a separate account funding variable annuity contracts (the “Contracts”). The Contracts will be issued through the Separate Account, which is concurrently being registered with the Commission under the Investment Company Act of 1940, as amended.

     The Registration Statement does not yet include a completed fee table and examples or financial statements; these items, along with certain additional updating information and any exhibits not included with this filing, will be added by pre-effective amendment.

      If you have any questions or comments, please call the undersigned at (202) 383-0698, or Lisa Pellegrino at (202) 383-0873.

Sincerely,
/S/ MARY E. THORNTON
Mary E. Thornton

Attachment

cc:	Stewart P. Greene, Esq.
Peter A. Weinberg, Esq.
Lisa A. Pellegrino, Esq.